Loans - Summary of Loan Credit Quality (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	$ 225,294	$ 189,263
Mortgage Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	174,679	145,157
Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	65,805	57,847
Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	88,883	69,817
Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	19,991	17,493
Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	46,340	40,229
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	4,275	3,877
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	215,764	178,111
Pass [Member] | Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	61,734	52,097
Pass [Member] | Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	84,695	65,367
Pass [Member] | Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	19,485	17,204
Pass [Member] | Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	45,623	39,607
Pass [Member] | Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	4,227	3,836
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	7,852	9,802
Special Mention [Member] | Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	4,071	5,750
Special Mention [Member] | Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	3,152	3,396
Special Mention [Member] | Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	333	163
Special Mention [Member] | Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	250	461
Special Mention [Member] | Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	46	32
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	1,678	1,350
Substandard [Member] | Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Substandard [Member] | Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	1,036	1,054
Substandard [Member] | Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	173	126
Substandard [Member] | Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	467	161
Substandard [Member] | Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	2	9
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Doubtful [Member] | Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Doubtful [Member] | Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Doubtful [Member] | Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Doubtful [Member] | Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Doubtful [Member] | Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Loss [Member] | Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Loss [Member] | Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Loss [Member] | Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Loss [Member] | Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	0	0
Loss [Member] | Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans by credit quality	$ 0	$ 0